Liabilities with customers (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Deposits from customers [abstract]
Balances on term deposits from customers	R$ 25,572,336	R$ 10,517,060
Balances on demand deposits from customers	1,813,779	11,566,826
Balances on current accounts from customers	1,350,713	1,307,055
Creditors by resources to release	327,160	251,863
Liabilities with customers	R$ 29,063,988	R$ 23,642,804